31. FINANCE INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2019
Disclosure of finance income expense [abstract]
FINANCE INCOME AND EXPENSES

31. FINANCE INCOME AND EXPENSES

FINANCE INCOME
Income from financial investments	102	116	205
Interest on sale of energy	361	352	261
Foreign exchange variations	–	–	19
Monetary variations	30	19	46
Monetary variations – CVA (Note 16)	105	62	–
Monetary updating of escrow deposits	50	34	191
PIS/Pasep and Cofins charged on finance income (1)	(128)	(68)	(53)
Gains on financial instruments –swap (Note 33)	998	893	–
Finance income from advance payments	5	29	–
Inflation adjustment in arbitration case	–	77	–
Borrowing costs paid by related parties (Note 32)	48	56	–
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (Note 10)	1,580	–	–
Others	56	136	135
	3,207	1,706	804
FINANCE EXPENSES
Charges on loans and financings (Note 24)	(1,227)	(1,257)	(1,466)
Cost of debt – amortization of transaction cost (Note 24)	(38)	(33)	(67)
Foreign exchange variations – loans and financing (Note 24)	(226)	(582)	(73)
Foreign exchange variations – Itaipu	(13)	(29)
Monetary updating – loans and financings (Note 24)	(142)	(134)	(109)
Monetary updating – onerous concessions	(3)	(3)	–
Charges and monetary updating on post–employment obligations (Note 26)	(56)	(68)	(65)
Losses on financial instruments (Note 33)	–	–	(32)
Monetary variations – CVA (Note 16)	–	–	(41)
Monetary updating – AFAC	–	–	239
Monetary updating – Advance sales of energy supply (Note 8)	(1)	(11)	(45)
Adjustment to present value	–	–	(2)
Monetary updating – Lease liabilities (Note 21)	(34)	–	–
Finance income of P&D and PEE	(24)	(23)	–
Others	(83)	(84)	(139)
	(1,847)	(2,224)	(1,800)
NET FINANCE INCOME (EXPENSES)	1,360	(518)	(996)

(1)	The PIS/Pasep and Cofins expenses apply to Interest on Equity.